Share based payments - Additional information (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses	£ 5,041	£ 6,357	£ 3,961	£ 20,150
Share-based payment reserve	£ (33,291)		£ (33,291)		£ (46,984)
Number of shares issued (in shares)	130,769,846		130,769,846		125,702,396
Cash paid on settlement of share based payments			£ 307	£ 121
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses			5,935
Chief Executive Officer | Retained earnings/ (accumulated losses)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment reserve	£ 3,289		£ 3,289
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	2 years		4 years
Number of shares issued (in shares)	2,119,000		2,119,000
Share options | Regular vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	1 year
Vesting requirements for share-based payment arrangement, vesting percentage	50.00%		50.00%
Share options | Business combination took place
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	1 year
Vesting requirements for share-based payment arrangement, vesting percentage	75.00%		75.00%
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			3 years
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	2 years		4 years
Number of shares issued (in shares)	344,500		344,500
Granted, weighted average exercise price of other equity instruments (GBP per share)	£ 3.79		£ 3.79
Weighted average remaining contractual life of outstanding other equity instruments			8 years 7 months 6 days
Released (in shares)			382,283
RSUs | Regular vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	1 year
Vesting requirements for share-based payment arrangement, vesting percentage	50.00%		50.00%
RSUs | Business combination took place
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	1 year
Vesting requirements for share-based payment arrangement, vesting percentage	75.00%		75.00%
RSUs, net settlement arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Released (in shares)			152,176	53,566
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)			76,773	27,098
Cash paid on settlement of share based payments			£ 307	£ 121